Fees Summary	Mar. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,045,500
Previously Paid Amount	0.00
Total Fee Amount	1,384.87
Total Offset Amount	0.00
Net Fee	1,384.87
Narrative - Max Aggregate Offering Price	$ 9,045,500
Final Prospectus	true